Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Interest Expense					$ 110,714	$ 64,844
Interest income	$ 3,451	$ 21,737	$ 53,395	$ 48,481	459,804	457,428
Mahindra & Mahindra Financial Services Limited [Member]
Related Party Transaction [Line Items]
Interest Expense	12,427	10,674	38,203	79,081
Interest income	5,548	2,393	11,224	12,122	16,860	15,804
Debt – principal repayment	66,525	48,608	119,576	206,116	2,379,531	251,700
Debt – foreclosure charges		(16,899)	153	1,090,929	95,120	1,123,384
Mahindra First Choice Wheels Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property and equipment		(430,884)		3,234,501	3,388,479	3,187,157
Advance received for sale of property and equipment		124,403			3,327,732
Mahindra First Choice Wheels (MH) [Member]
Related Party Transaction [Line Items]
Legal Fees		$ 74		$ (674)	2,943	668
Mahindra & Mahindra Ltd [Member]
Related Party Transaction [Line Items]
Balances written off					17,291
Mahindra And Mahindra Financial Service Limited [Member]
Related Party Transaction [Line Items]
Advance received for sale of property and equipment					7,447
Mahindra Electric Mobility Ltd [Member]
Related Party Transaction [Line Items]
Advance received for sale of property and equipment					$ 3,277